Employment Benefits - Movements in Present Value of Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	¥ 1,973	¥ 1,933	¥ 1,620
Interest costs	207	208	127
Present value of defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	6,189	6,204
Current service costs	1,973	1,933
Interest costs	207	208
Remeasurement (gains)/losses:
Actuarial losses arising from changes in demographic assumptions	(33)	(28)
Actuarial (gains)/losses arising from changes in financial assumptions	166	(1,513)
Experience adjustments	33	(552)
Payments from the plan	(943)	(453)
Net transfer	(105)	(57)
Increase due to business combinations		261
Decrease due to deconsolidation	(42)
Exchange differences on translation of foreign operations	(235)	186
Ending balance	¥ 7,210	¥ 6,189	¥ 6,204